Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-Use Assets
	As at	As at
	December 31,	December 31,
	2024	2023
Balance, beginning of period	$2,366,115	$2,538,447
Depreciation	(102,197)	(172,332)
Modification of lease	(224,008)	-
Balance, end of period	$2,039,910	$2,366,115